Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
Entity Central Index Key	0000730200
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005562
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	Investor Class
Trading Symbol	PRFSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Investor Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 1,390,493,000
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,390,493
Number of Portfolio Holdings	414

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	10.9%
New York	7.3
Illinois	6.4
Puerto Rico	6.1
Virginia	5.8
Colorado	5.7
Georgia	4.8
California	4.6
Florida	4.5
Other	43.9

Industry Allocation (as a % of Net Assets)

Transportation	20.7%
Health Care	17.7
General Obligations - State	14.2
General Obligations - Local	6.1
Housing	5.6
Education	5.2
Special Tax	5.0
Water & Sewer	4.7
Electric	3.5
Other	17.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000117196
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	Advisor Class
Trading Symbol	PATIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Advisor Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,390,493,000
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,390,493
Number of Portfolio Holdings	414

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	10.9%
New York	7.3
Illinois	6.4
Puerto Rico	6.1
Virginia	5.8
Colorado	5.7
Georgia	4.8
California	4.6
Florida	4.5
Other	43.9

Industry Allocation (as a % of Net Assets)

Transportation	20.7%
Health Care	17.7
General Obligations - State	14.2
General Obligations - Local	6.1
Housing	5.6
Education	5.2
Special Tax	5.0
Water & Sewer	4.7
Electric	3.5
Other	17.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177206
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	I Class
Trading Symbol	TTSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - I Class	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 1,390,493,000
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	16.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,390,493
Number of Portfolio Holdings	414

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Texas	10.9%
New York	7.3
Illinois	6.4
Puerto Rico	6.1
Virginia	5.8
Colorado	5.7
Georgia	4.8
California	4.6
Florida	4.5
Other	43.9

Industry Allocation (as a % of Net Assets)

Transportation	20.7%
Health Care	17.7
General Obligations - State	14.2
General Obligations - Local	6.1
Housing	5.6
Education	5.2
Special Tax	5.0
Water & Sewer	4.7
Electric	3.5
Other	17.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless